Other income and other net losses - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other income and other net gains/(losses)
Revenue from funding support of employee support scheme		$ 470,165
Revenue from Funding Support of Jobs Support Scheme	$ 7,932	$ 43,695